Derivative financial instruments and short positions	12 Months Ended
Dec. 31, 2021
Derivative financial instruments and short positions

8.	Derivative financial instruments and short positions

The main risk factors associated to derivatives contracted are related to exchange rates, interest rates and stocks. To manage these and other market risk factors the Bank uses practices which include the measurement and follow up of the limit´s usage previously defined on internal committees, as well as the daily follow up of the portfolios values in risk, sensitivities and changes in the interest rate and exchange exposure, liquidity gaps, among other practices which allow the control and follow up on the main risk metrics that can affect the Bank´s position in the several markets which it acts. Based on this management model the Bank has accomplished its goal, using operations with derivatives, in optimize the relation risk/benefits even in situation with great volatility.

The derivatives fair value is determined through quotation of market prices. The swaps contracts fair value is determined using discounted cash flow modeling techniques, reflecting suitable risk factors. The fair value of NDF and Future contracts are also determined based on the quotation of market prices for derivatives traded in specific chamber (i.e. stock Exchange for example) or using the same methodology applied for swap contracts. The fair value of options derivatives (call and put) is determined based on the mathematical models, such as Black & Scholes, using yield rates, implied volatilities and the fair value of the corresponding asset. The current market prices are used to price the volatilities. For the derivatives which do not have prices directly disclosed by specific chamber, their fair values are obtained through pricing models which use market information, based on disclosed prices of more liquid assets. Interest rate curves and market volatilities are extracted from these prices to be used as first input in these models.

a) Trading and hedging derivatives

a.1) Derivatives recorded in the balance sheet and compensation accounts

Portfolio summary of trading derivative and used as hedge

	2021	2020	2020	2020	2019	2019	2019
		As Previously Reported	Adjustment	As Revised	As Previously Reported	Adjustment	As Revised
Assets
Swap Differentials Receivable	7,641,355	14,729,642	-	14,729,642	14,634,863	-	14,634,863
Option Premiums to Exercise	1,385,889	4,974,618	-	4,974,618	1,065,753	-	1,065,753
Forward Contracts and Others	12,112,679	9,166,360	(2,623,106)	6,543,254	4,745,118	(1,624,834)	3,120,284
Total	21,139,923	28,870,620	(2,623,106)	26,247,514	20,445,734	(1,624,834)	18,820,900

Liabilities
Swap Differentials Payable	8,538,705	18,327,611	-	18,327,611	16,458,397	-	16,458,397
Option Premiums Launched	2,256,244	4,926,994	-	4,926,994	1,699,729	-	1,699,729
Forward Contracts and Others	13,824,032	8,725,333	(2,623,106)	6,102,227	4,271,851	(1,624,834)	2,647,017
Total	24,618,981	31,979,938	(2,623,106)	29,356,832	22,429,977	(1,624,834)	20,805,143

In 2021, the Company revisited the accounting treatment in relation to the electric energy commercialization contracts, which no longer include the amount of the "principal" and, therefore, only the adjustments to fair value and interest determined in these operations are recorded in equity accounts.

For better comparability purposes, the amounts of “principal” of energy trading operations recorded in equity accounts, on December 31, 2020 and 2019, were reduced from the headings of “Derivatives => Forward and Other Contracts” in the amounts of BRL 2,623,106 (2019 - BRL 1,624,834), with corresponding impact on total assets and liabilities and between the lines "Financial assets measured at fair value in profit or loss held for trading" and "Financial liabilities measured at fair value in Income Held for Trading" in the statement of cash flows as of December 31, 2020 and 2019. There was no change in the balance of stockholders' equity or income. The financial statements as of December 31, 2020 and 2019, presented for comparison purposes, already include the aforementioned adjustments.

Summary by Category

Trading			2021			2020	2019

	Notional (1)	Curve Value	Fair Value	Notional (1)	Curve Value	Fair Value	Notional (1)	Fair Value
Swap	837,762,019	(1,804,744)	(897,350)	398,925,842	(3,076,947)	(3,597,969)	561,967,799	(1,823,534)
Assets	418,137,448	13,162,674	7,641,355	278,752,387	6,249,519	14,729,642	282,164,189	147,010,930
CDI (Interbank Deposit Rates)	66,837,268	318,541	(778,177)	41,316,315	326,586	3,010,880	40,550,627	16,908,791
Fixed Interest Rate - Real	231,741,021	9,269,271	6,412,471	54,159,848	4,013,563	9,607,342	47,140,927	-
Indexed to Price and Interest Rates	2,089,110	-	(234,488)	5,124,411	-	-	2,388,118	-
Foreign Currency	91,837,446	799,550	2,003,728	178,076,136	959,322	1,039,529	192,084,517	130,102,139
Others	25,632,603	2,775,313	237,822	75,676	950,048	1,071,891	-	-
Liabilities	419,624,571	(14,967,418)	(8,538,705)	120,173,455	(9,326,465)	(18,327,611)	279,803,610	(148,834,464)
CDI (Interbank Deposit Rates)	321,402,883	(4,171,481)	(12,327,484)	33,239,801	(6,911,748)	(13,693,733)	24,353,405	-
Fixed Interest Rate - Real	48,874,762	(6,760,576)	2,467,425	45,088,689	(2,183,507)	(2,772,479)	67,937,624	(24,079,732)
Indexed to Price and Interest Rates	22,827,336	-	(728,677)	33,026,692	-	(450,958)	125,829,755	(123,445,067)
Foreign Currency	887,129	(28,407)	2,287,852	6,636,885	(25)	153,695	60,394,529	-
Others	25,632,461	(4,006,955)	(237,822)	2,181,388	(231,186)	(1,564,135)	1,288,297	(1,309,665)
Options	1,130,172,099	(595,345)	(885,703)	2,043,286,085	(282,110)	47,624	1,446,536,133	(1,222,465)
Purchased Position	564,829,758	1,240,879	1,385,889	1,006,266,897	1,869,806	4,974,618	678,089,904	381,706
Call Option - US Dollar	9,898,179	271,464	382,237	1,188,387	47,898	39,202	171,871	(281)
Put Option - US Dollar	4,094,316	140,280	187,123	1,948,673	79,019	109,075	1,456,975	4,355
Call Option - Other	31,248,540	459,995	510,976	134,761,947	558,794	1,093,583	98,154,363	818,664
Interbank Market	28,499,055	444,446	495,214	101,421,659	557,167	556,039	98,154,363	819,262
Others (2)	2,749,485	15,549	15,763	33,340,288	1,627	537,544	-	(598)
Put Option - Other	519,588,723	369,140	305,553	868,367,889	1,184,095	3,732,758	578,306,695	(441,032)
Interbank Market	519,588,723	369,140	305,553	864,852,555	1,183,630	3,729,297	578,306,695	(440,959)
Others (2)	-	-	-	3,515,334	464	3,461	-	(73)
Sold Position	565,342,341	(1,836,224)	(2,256,244)	1,037,019,188	(2,151,915)	(4,926,994)	768,446,229	(1,604,171)
Call Option - US Dollar	4,111,016	(170,553)	(152,348)	1,537,670	(70,201)	699,243	254,945	(1,472)
Put Option - US Dollar	4,017,161	(348,715)	(287,825)	2,315,919	(137,061)	(192,335)	263,994	(2,842)
Call Option - Other	33,383,234	(719,460)	(872,335)	130,919,394	(588,023)	(453,919)	174,166,802	(440,731)
Interbank Market	31,730,928	(713,773)	(858,586)	120,156,285	(566,813)	(464,405)	174,166,802	(440,959)
Others (2)	1,652,305	(5,687)	(13,749)	10,763,109	(21,210)	10,486	-	228
Put Option - Other	523,830,930	(597,497)	(943,736)	902,246,206	(1,356,630)	(4,979,984)	593,760,488	(1,159,126)
Interbank Market	523,830,930	(597,497)	(943,736)	869,328,317	(1,350,314)	(4,597,427)	593,760,488	(1,159,038)
Others (2)	-	-	-	32,917,888	(6,316)	(382,557)	-	(88)

Futures Contracts	287,984,278	-	-	270,258,566	-	-	433,873,180	-
Purchased Position	148,237,279	-	-	110,275,866	-	-	72,912,029	-
Exchange Coupon (DDI)	85,931,389	-	-	12,438,695	-	-	7,394,951	-
Interest Rates (DI1 and DIA)	28,491,764	-	-	97,837,171	-	-	55,430,519	-
Foreign Currency	33,797,350	-	-	-	-	-	9,978,419	-
Indexes (3)	16,776	-	-	-	-	-	-	-
Others	-	-	-	-	-	-	108,140	-
Sold Position	139,746,999	-	-	159,982,699	-	-	360,961,151	-
Exchange Coupon (DDI)	60,606,204	-	-	73,114,014	-	-	146,032,485	-
Interest Rates (DI1 and DIA)	53,267,620	-	-	67,958,767	-	-	196,170,105	-
Foreign Currency	25,678,296	-	-	18,653,658	-	-	17,305,604	-
Indexes (3)	194,879	-	-	256,261	-	-	290,254	-
Treasury Bonds/Notes	-	-	-	-	-	-	1,162,703	-
Forward Contracts and Others	167,611,313	2,836,843	(1,711,352)	165,663,806	2,693,759	441,028	169,401,317	483,267
Purchased Commitment	93,097,212	5,345,415	12,112,679	96,309,648	1,370,654	6,543,254	79,970,842	3,120,284
Currencies	83,752,185	2,738,485	8,501,934	87,254,202	1,370,654	5,026,566	78,344,925	2,794,330
Others	9,345,027	2,606,930	3,610,745	9,055,447	-	1,516,688	1,625,917	325,954
Sold Commitment	74,514,101	(2,508,572)	(13,824,032)	69,354,158	1,323,105	(6,102,227)	89,430,475	(2,647,017)
Currencies	71,611,500	(1,141,826)	(11,932,009)	64,986,757	1,323,328	(4,846,929)	87,801,864	(2,275,227)
Others	2,902,602	(1,366,746)	(1,892,023)	4,367,401	(223)	(1,255,298)	1,628,611	(371,790)

(1)	Nominal value of updated contracts.
(2)	Includes options of index, mainly being options involving US treasury, shares and stock indexes.
(3)	Includes Bovespa and S&P index.

a.2) Derivatives Financial Instruments by Counterparty

Notional				2021
		Related	Financial
	Customers	Parties	Institutions (1)	Total
Swap	152,650,125	233,667,783	31,819,540	418,137,448
Options	1,127,446,708	1,641,361	1,084,030	1,130,172,099
Futures Contracts	287,984,278	-	-	287,984,278
Forward Contracts and Others	70,457,399	96,857,222	296,692	167,611,313
(1)	Includes trades with B3 S.A. and other securities and commodities exchanges.

Notional				2020	2019
		Related	Financial
	Customers	Parties	Institutions (1)	Total	Total
Swap	40,241,232	97,784,443	140,726,712	278,752,387	282,164,189
Options	23,788,051	922,740	2,018,575,293	2,043,286,085	1,446,522,955
Futures Contracts	3,198,239	-	267,060,326	270,258,566	433,873,182
Forward Contracts and Others	67,837,797	49,447,532	45,755,371	163,040,700	169,401,317
(1)	Includes trades with B3 S.A. and other securities and commodities exchanges.

a.3) Derivatives Financial Instruments by Maturity

Notional					2021
		Up to	From 3 to	Over
		3 Months	12 Months	12 Months	Total
Swap		30,501,795	99,817,727	287,817,926	418,137,448
Options		749,406,698	128,500,299	252,265,102	1,130,172,099
Futures Contracts		167,320,563	45,239,639	75,424,076	287,984,278
Forward Contracts and Others		72,761,669	67,060,436	27,789,208	167,611,313

Notional				2020	2019
	Up to	From 3 to	Over
	3 Months	12 Months	12 Months	Total	Total
Swap	58,388,872	98,073,784	122,289,731	278,752,387	282,164,189
Options	931,156,902	572,661,800	539,467,382	2,043,286,084	1,446,522,962
Futures Contracts	181,521,486	36,328,390	52,408,689	270,258,566	433,873,181
Forward Contracts and Others	104,098,351	33,788,798	25,153,551	163,040,700	169,401,317

a.4) Derivatives by Market Trading

Notional	Stock Exchange (1)	Over the Counter	2021
			Total
Swap	111,418,682	306,718,767	418,137,448
Options	1,094,484,434	35,687,665	1,130,172,099
Futures Contracts	287,984,278	-	287,984,278
Forward Contracts and Others	7,108,898	160,502,415	167,611,313
(1)	Includes trades with B3 S.A.

Notional	Stock Exchange (1)	Over the Counter	2020	2019
			Total	Total
Swap	82,122,957	196,629,429	278,752,387	282,164,189
Options	1,940,172,322	103,113,762	2,043,286,084	1,446,522,962
Futures Contracts	270,258,566	-	270,258,566	433,873,181
Forward Contracts and Others	25,182,494	137,858,206	163,040,700	169,401,317
(1)	Includes trades with B3 S.A.

a.5) Information on Credit Derivatives

Banco Santander uses credit derivatives with the objectives of performing counterparty risk management and meeting its customers' demands, performing protection purchase and sale transactions through credit default swaps and total return swaps, primarily related to Brazilian sovereign risk securities.

Total Return Swaps – TRS

Credit derivatives are where the exchange of the return of the reference obligation occurs through a cash flow and where, in the event of a credit event, the protection buyer is usually entitled to receive from the protection seller the equivalent of the difference between the and the fair value (market value) of the reference obligation on the settlement date of the contract.

Credit Default Swaps – CDS

They are credit derivatives where, in the event of a credit event, the protection buyer is entitled to receive from the protection seller the equivalent to the difference between the face value of the CDS contract and the fair value (market value) of the reference obligation on the settlement date of the contract. In return, the seller receives a fee for the sale of the protection.

Below, the composition of the Credit Derivatives portfolio shown by its reference value and effect on the calculation of Required Shareholders' Equity (PLE).

		2021		2020		2019

	Nominal Value	Nominal Value	Nominal Value	Nominal Value	Nominal Value	Nominal Value
	Retained Risk	Transferred Risk -	Retained Risk	Transferred Risk -	Retained Risk	Transferred Risk -
	Total Rate of Return Swap	Credit Swap	Total Rate of Return Swap	Credit Swap	Total Rate of Return Swap	Credit Swap
Credit swaps	3,984,392	-	3,483,628	519,670	2,435,880	-
Total	3,984,392	-	3,483,628	519,670	2,435,880	-

During the period, there was no occurrence of credit event related to triggering events provided for in the contracts.

		2021		2020		2019
	Over		Over		Over
Maximum Potential for Future Payments - Gross	12 Months	Total	12 Months	Total	12 Months	Total
Per Instrument
CDS	3,984,392	3,984,392	4,003,298	4,003,298	2,435,880	2,435,880
Total	3,984,392	3,984,392	4,003,298	4,003,298	2,435,880	2,435,880
Per Risk Classification
Below Investment Grade	3,984,392	3,984,392	4,003,298	4,003,298	2,435,880	2,435,880
Total	3,984,392	3,984,392	4,003,298	4,003,298	2,435,880	2,435,880
Per Reference Entity
Brazilian Government	3,984,392	3,984,392	4,003,298	4,003,298	2,435,880	2,435,880
Total	3,984,392	3,984,392	4,003,298	4,003,298	2,435,880	2,435,880

a.6) Hedge Accounting

There are three types of hedge accounting: Fair Value Hedge, Cash Flow Hedge and Foreing Currency Investments Hedge.

The derivatives used as hedging instruments are represented as follows:

a.6.I ) Fair Value Hedge

Banco Santander’s fair value hedging strategy consists of hedging the exposure to changes in fair value related to recognized assets and liabilities.

The fair value strategy adopted by management segregates transactions by risk factor (e.g. Real/Dollar foreign exchange risk, fixed Reais interest rate risk, Dollar foreign exchange coupon risk, inflation risk, interest rate risk, etc.). The transactions generate exposures that are consolidated by risk factor and compared with internal pre-established limits.

In order to hedge the changes of fair value in receivables and interest payments, Santander uses interest rate Swap contracts related to pre-fixed (pre-define interest rate at inception) assets and liabilities.

Banco Santander applies fair value hedge as follows:

•  Designates Foreign Currency + Coupon versus %CDI and Pre - Real Interest Rate or contracts dollar futures (DOL, DDI/DI) as derivatives instruments in Hedge Accounting structures, with foreign currency loan operations being the object of such transactions.

• The Bank has a portfolio of credit assets denominated in US dollars at the fixed rate in the balance sheet of Santander EFC, whose operations are recorded in Euro. As a way of managing this mismatch, the Bank designates each Euro Floating Foreign Currency swap versus Fixed Dollar as the market risk hedge of the corresponding loan.

• The Bank has a portfolio of assets indexed to the Euro and traded at offshore branches. In the transaction, the value of the asset in Euro will be converted to the Dollar by the rate of the exchange contract of the transaction. As from the conversion, the principal amount of the funding, already expressed in US dollars, will be adjusted by a floating or fixed rate. The assets will be covered with Swap Cross Currency in order to cross the risk in Euro for LIBOR + Coupon.

• The Bank has a pre-fixed interest rate risk generated by government securities (NTN-F and LTN) in the Financial Assets portfolio measured through Other Comprehensive Income. To manage this mismatch, the entity contracts DI futures on the Stock Exchange and designates them as a derivative instrument in a hedge accounting framework.

• The Bank has pre-fixed interest rate risk on its liabilities through issues of real estate credit bills (LCI). To manage this risk, the entity contracts DI futures on the Exchange and designates them as a hedging instrument in a hedge accounting structure.

• The Bank has a risk to the IPCA index generated by the issuance of Guaranteed Real Estate Bills. To manage this risk, the Bank contracts IPCA futures (DAP) on the Exchange and designates them as a hedging instrument in a Hedge Accounting structure.

• The Bank has a risk to the IPCA (Broad pricing to consumers index) generated by debentures in the portfolio of securities available for sale. To manage this mismatch, it contracts IPCA (DAP) futures on the Stock Exchange and designates them as a derivative instrument in a Hedge Accounting structure.

In order to assess the effectiveness and measure the ineffectiveness of the strategies, the institution complies with international accounting standard IAS 39, which requires that the effectiveness test be performed at the beginning (prospective test) of the hedge structure and be repeated periodically (prospective and retrospective tests) in order to demonstrate that the hedge ratio remains effective.

To assess the effectiveness and measure the ineffectiveness of the strategies, the Bank follows IAS 39, which requires that the effectiveness test be performed at the beginning (prospective test) of the hedge structure, and repeated periodically (prospective and retrospective test) to demonstrate that the hedge relationship remains effective.

a) Prospective test: according to the standard, the prospective test must be done on the start date (inception) and quarterly to demonstrate that the expectation regarding the effectiveness of the hedge relationship is high.

a.1) The initial prospective test (at inception): it is restricted to a qualitative review of the critical terms and conditions of the instrument and the hedged object, to a conclusion that changes in the market value of both instruments are expected to completely cancel each other out.

a.2) The prospective periodic test: the sensitivity of the present value of the hedged object and the hedging instrument to a parallel variation of 10 Basis Points in the interest rate curve will be computed periodically. For the purposes of effectiveness, the ratio of the two sensitivities must be between 80% and 125%.

b) Retrospective test: the retrospective effectiveness test will be conducted by comparing the market to market (mtm) variation of the hedge instrument from the beginning date with the variation of the hedge object's mtm from the beginning.

In fair value hedges, gains or losses, both on hedge instruments and on hedged items (attributable to the type of risk being protected) are recognized directly in the consolidated income statement.

	2021		2020		2019
Hedge Structure	Effective Portion Accumulated	Portion Ineffective	Effective Portion Accumulated	Portion Ineffective	Effective Portion Accumulated	Portion Ineffective
Fair Value Hedge
Brazilian Treasury Bonds (LTN, NTN-F)	3,756,394	-	(2,183,841)	-	(2,853,807)	-
Bonds (LEA)	-	-	-	-	(61,761)	-
Resolution 2770	-	-	-	-	(94)	-
Trade Finance Off	728	-	(5,092)	-	(4,015)	-
Total	3,757,122	-	(2,188,933)	-	(2,919,677)	-

						12/31/2021
						Hedge
			Hedge Instruments			Objects
	Curve	Adjustment to	Accounting	Curve	Adjustment to	Accounting
Strategies	Value	Market Value	Value	Value	Market Value	Value
Swap Contracts	84,767	(2,204)	82,563	84,937	3,175	88,112
Credit Operations Hedge	84,767	(2,204)	82,563	84,937	3,175	88,112
Future Contracts	41,437,967	(7,913)	41,430,054	46,351,128	(2,031,108)	44,320,021
Credit Operations Hedge	2,850,589	(14,439)	2,836,150	2,738,830	15,685	2,754,515
Hedge of Securities	38,587,378	6,527	38,593,904	43,612,299	(2,046,793)	41,565,506

						12/31/2020
						Hedge
			Hedge Instruments			Objects
	Curve	Adjustment to	Accounting	Curve	Adjustment to	Accounting
Strategies	Value	Market Value	Value	Value	Market Value	Value
Future Contracts	46,649,331	-	46,649,331	42,529,036	2,802,690	45,331,727
Hedge of Securities	46,649,331	-	46,649,331	42,529,036	2,802,690	45,331,727

						12/31/2019
						Hedge
			Hedge Instruments			Objects
	Curve	Adjustment to	Accounting	Curve	Adjustment to	Accounting
Strategies	Value	Market Value	Value	Value	Market Value	Value
Swap Contracts	3,249,741	101,264	3,351,004	3,555,326	662,773	4,218,099
Credit Operations Hedge	1,118,210	28,993	1,147,202	1,423,809	63,231	1,487,040
Hedge of Securities	2,131,532	72,271	2,203,802	2,131,517	599,542	2,731,059
Future Contracts	789,631	-	789,631	45,427,125	3,000,490	48,427,614
Hedge of Securities	789,631	-	789,631	45,427,125	3,000,490	48,427,614
(*)	The Bank has market risk hedge strategies, the objects of which are assets in its portfolio, which is why we demonstrate the passive edge of the respective instruments. For structures whose instruments are futures, we show the balance of the calculated daily adjustment, recorded in a clearing account.

a.6.II) Cash Flow Hedge

The Bank's cash flow hedge strategies consist of hedging exposure to changes in cash flows, interest payments and exchange rate exposure, which are attributable to changes in interest rates on recognized assets and liabilities and changes exchange rates for unrecognized assets and liabilities.

The Bank applies the cash flow hedge as follows:

• Enters into fixed-rate asset swaps and foreign currency liabilities and designates them as a hedging instrument in a Cash Flow Hedge structure, with the object of foreign currency loan operations negotiated with third parties through offshore agencies and securities Brazilian foreign debt held to maturity.

• It contracts Dollar futures or DDI + DI futures (Synthetic Dollar Futures) and designates them as a protection instrument in a Cash Flow Hedge structure, having as object item the Bank's credit portfolio in Dollars and Promissory Notes in securities portfolio available for sale.

• The Bank has a portfolio of assets indexed to the Euro and traded at Offshore agencies. In the transaction, the value of the asset in Euro will be converted to Dollar at the exchange contract rate for entering the transaction. As of the conversion, the principal amount of the transaction, already expressed in dollars, will be corrected by a floating or pre-fixed rate. The assets will be hedged with Swap Cross Currency, in order to transfer the risk in Euro to IBOR + Coupon.

To assess the effectiveness and measure the ineffectiveness of these strategies, Banco Santander follows IAS 39, which indicates that the effectiveness test must be carried out in the design/start of the hedge structure (prospective test) and repeated periodically (prospective and retrospective test) for demonstrate that the expectation of the hedge relationship remains effective (between 80 and 125%).

In this hedge strategy, the effectiveness tests (prospective/retrospective) are conducted by comparing two proxies, one for the hedged object and the other for the instrument.

The hedge object proxy is a “conceptual” swap, where the passive “tip” simulates the part of the Stable Portion to be protected and the active pre-fixed “tip” is identical to the set of futures designated as a hedge, being consistent with market rates practiced on the day the hedge is designated. The hedge instrument proxy is a “conceptual” swap, where the active “tip” is made up of the number of futures contracts designated as hedging, and the passive pre-fixed “tip” is the rate negotiated in the acquisition of these contracts. The proxy is stable throughout the strategy since the contracts are maintained until maturity.

Any ineffectiveness is recognized in the income statement in the line Gains (losses) on financial assets and liabilities (net).

a) Prospective Test: according to the regulations, the prospective test must be performed on the start date and quarterly to demonstrate that the expectation regarding the effectiveness of the hedge relationship is high, however the tests are carried out monthly for proactive monitoring and more efficient projections, in addition to better maintenance of testing-related routines.

a.1) Periodic Prospective Test: Market Risk makes the projections of three scenarios for the tests, being: 1st 10bps on the curve; 2nd 50bps on the curve and 3rd 100bps on the curve. Using the validated estimates, prospective tests are performed by valuing the two variable legs of the transaction to market.

a.2) Initial Prospective Test: the methodology of the periodic prospective test should also be applied on the start date of each new strategy.

b) Retrospective test: it must be performed monthly with historical data to demonstrate cumulatively that the hedge was effective, according to the methodology presented above. Any ineffectiveness is recognized in the income statement.

The Ineffective portion is measured using the prospective hedge test and if identified recognized in the income statement in the line Gains (losses) on financial assets and liabilities (net).

Effectiveness should be between 80% and 125%.

In cash flow hedges, the effective portion of the variation in the value of the hedge instrument is temporarily recognized in equity under the caption “Other comprehensive income - cash flow hedges” (Note 25) until the anticipated transactions occur, when this portion is recognized in the consolidated income statement, except if the anticipated transactions result in the recognition of non-financial assets or liabilities, this portion will be included in the cost of the financial asset or liability. The non-effective portion of the variation in the value of foreign exchange hedge derivatives is recognized directly in the consolidated income statement. And the ineffective portion of the gains and losses on cash flow hedge instruments in an operation abroad is recognized directly in “Gains (losses) on financial assets and liabilities (net)” in the consolidated statements of income.

	2021		2020		2019
Hedge Structure	Effective Portion Accumulated	Portion Ineffective	Effective Portion Accumulated	Portion Ineffective	Effective Portion Accumulated	Portion Ineffective
Cash Flow Hedge
Eurobonds	-	-	14,666	-	(6,074)	-
Trade Finance Off	(236,630)	-	58,088	-	139,852	-
Government Securities (LFT)	(982,648)	-	727,437	-	503,665	-
Bank Deposit Certificate - CDB	402,779	-	-	-	-	-
Total	(816,500)	-	800,190	-	637,443	-

					12/31/2021

					Hedge Instruments	Hedge Object
	Curve	Accounting	Adjustment to	Curve	Market	Accounting
Strategies	Value	Value - liability	Market Value	Value	Value	Value
Future Contracts	110,932,644	(616,062)	110,316,582	128,673,067	(8,912,769)	119,760,298
Credit Operations Hedge (1)	28,542,862	(577,845)	27,965,018	28,659,545	1,508,397	30,167,942
Hedge of Securities	71,320,781	(26)	71,320,756	89,837,000	(10,543,430)	79,293,570
Funding Hedge	11,069,000	(38,191)	11,030,809	10,176,522	122,264	10,298,786

					12/31/2020

					Hedge Instruments	Hedge Object
		Accounting	Adjustment to		Market	Accounting
Strategies		Value - liability	Market Value		Value	Value
Swap Contracts		1,428,053	1,428,053		1,302,666	1,302,666
Hedge of Securities		1,428,053	1,428,053		1,302,666	1,302,666
Future Contracts		19,500,234	19,500,234		23,447,934	23,447,934
Credit Operations Hedge (1)		19,500,234	19,500,234		23,447,934	23,447,934

					12/31/2019

					Hedge Instruments	Hedge Object
		Accounting	Adjustment to		Market	Accounting
Strategies		Value - liability	Market Value		Value	Value
Swap Contracts		1,361,658	35,110		1,396,768	1,324,685
Credit Operations Hedge		435,872	(3,494)		432,378	399,831
Hedge of Securities		925,786	38,604		964,390	924,854
Future Contracts		54,460,972	-		54,460,972	7,726,566
Credit Operations Hedge (1)		50,975,253	-		50,975,253	4,506,878
Hedge of Securities		3,485,719	-		3,485,719	3,219,688
(*)	The Bank has cash flow hedge strategies, the objects of which are assets in its portfolio, which is why we have shown the liability side of the respective instruments. For structures whose instruments are futures, we show the notional's balance, recorded in a clearing account.

In Consolidated, the mark-to-market effect of swap and future asset contracts corresponds to a credit in the amount of R$ 193,793 (12/31/2020 - R$11,169) and is recorded in equity, reduced tax effects, of which R$ 569 will be realized against revenue in the next twelve months.

a.6) Derivative Financial Instruments - Margins Pledged as Guarantee

The margin given in guarantee for transactions traded at B3 S.A. with its own and third party derivative financial instruments is composed of federal public securities.

	2021	2020	2019
Financial Treasury Bills - LFT	31,305,549	4,363,666	5,342,992
National Treasury Bills - LTN	3,751,223	6,155,276	1,086,556
National Treasury Notes - NTN	7,725,538	2,814,274	660,918
Total	42,782,310	13,333,215	7,090,466

b) Short Positions

As of December 31, 2021, the balance of short positions totaled R$ 12,780,599 (2020 - R$45,807,946 and 2019 - R$23,835,653) which includes the amount of financial liabilities resulting from the direct sale of financial assets purchased under commitments for resale or borrowed.